Share-Based Compensation - Schedule of Total Share-Based Compensation Expense Related to Equity-Based Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 270	$ 333
Cost of revenues [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	138
Research and development expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	31	104
Marketing, general and administrative expenses [Member]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards [Line Items]
Total share-based compensation	$ 101	$ 229